Net Revenue - Summary of Contract Balances (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Accrued expenses and other current liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 39,762.6	$ 13,775.1	$ 6,784.3